Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Statement of Cash Flows (Details) - USD ($)	3 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Change in fair value of derivative warrant liabilities		$ 28,525,220
Change in fair value of derivative warrant liabilities		(28,525,230)
Financing costs allocated to derivative warrant liabilities		964,140
Net cash used in operating activities		(592,406)
Net cash used in investing activities		(414,000,000)
Net cash provided by financing activities		415,454,160
Net change in cash		861,754
Previously Reported
Net loss		(140,280)
Net loss	$ (90,697)
Change in fair value of derivative warrant liabilities	0	0
Change in fair value of derivative warrant liabilities	0
Financing costs allocated to derivative warrant liabilities	0	0
Net cash used in operating activities	(501,937)	(592,406)
Net cash used in investing activities	(414,000,000)	(414,000,000)
Net cash provided by financing activities	415,454,160	415,454,160
Net change in cash	952,223	861,754
Revision of Prior Period, Adjustment
Net loss		(29,489,360)
Net loss	(22,139,590)
Change in fair value of derivative warrant liabilities	21,175,450	28,525,220
Change in fair value of derivative warrant liabilities	21,175,450
Financing costs allocated to derivative warrant liabilities	964,140	964,140
Net cash used in operating activities	0	0
Net cash used in investing activities	0	0
Net cash provided by financing activities	0	0
Net change in cash	0	0
As Restated
Net loss		(29,629,640)
Net loss	(22,230,287)
Change in fair value of derivative warrant liabilities	21,175,460	28,525,220
Change in fair value of derivative warrant liabilities	21,175,450
Financing costs allocated to derivative warrant liabilities	964,140	964,140
Net cash used in operating activities	(501,937)	(592,406)
Net cash used in investing activities	(414,000,000)	(414,000,000)
Net cash provided by financing activities	415,454,160	415,454,160
Net change in cash	$ 952,223	$ 861,754